Equity-Based Compensation - Weighted Average Assumptions used in Option-Valuation Model (Detail) - OptionPlan	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.40%	2.60%	2.30%
Expected volatility	23.00%	22.00%	26.00%
Dividend yield	1.57%	1.58%	1.32%
Termination rate	4.80%	4.00%	4.00%
Exercise multiple	1.75	1.62	1.62